Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Line Items]
Basis of Presentation	The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP, U.S. GAAP, or generally accepted accounting principles). The consolidated financial statements include the accounts of Sonder Holdings Inc., its wholly owned subsidiaries, and one variable interest entity (VIE) for which it is the primary beneficiary in accordance with consolidation accounting guidance. All intercompany balances and transactions have been eliminated in consolidation. The functional and the reporting currency of Sonder is the U.S. dollar.
Concentration of Credit Risk	Financial instruments that potentially subject Sonder to concentrations of credit risk consist primarily of cash. Sonder places the majority of its cash with financial institutions in the United States that it believes to be of high credit quality and accordingly believes minimal credit risk exists with respect to these instruments. Certain of Sonder’s cash balances held with a financial institution are in excess of Federal Deposit Insurance Corporation limits. Sonder believes no significant concentration risk exists with respect to its cash.
Deferred Offering Costs	As of December 31, 2021, deferred transaction costs consisted of expenses incurred in connection with the Business Combination, including legal, accounting, printing, and other related costs. Sonder recorded $8.0 million of deferred transaction costs in other current assets on the consolidated balance sheet.A large majority of Sonder’s operating leases contain rent escalation clauses over the term of the lease, tenant improvement reimbursements, and rent abatement periods. For these leases, Sonder recognizes the related rent expense on a straight-line basis over the lease term and records the difference between rent expense and rent payments as deferred rent in the consolidated balance sheets. Sonder recognizes prepaid rent when rent payments are made in advance of the month the payment is related to. As of December 31, 2021 and 2020, deferred rent was $66.1 million and $28.8 million, respectively, and prepaid rent was $3.0 million and $9.9 million, respectively.Certain leases contain contingent rent provisions that require additional rental payments based upon operating performance of the leased property. When achievement of such operating performance is probable, contingent rent is accrued in proportion to the operating performance recognized during the period that is attributable to the expected achievement of the operating performance.
Use of Estimates	The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting periods. Significant management estimates include revenue recognition, bad debt allowance, the fair value of share-based awards, valuation of common stock, estimated useful life of software development costs, valuation of intellectual property and intangible assets, contingent liabilities, and valuation allowance for deferred tax assets, among others. These estimates are based on information available as of the date of the consolidated financial statements; therefore, actual results could differ from those estimates.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statement of operations and comprehensive loss as of the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, Sonder has recorded a full valuation allowance against its deferred tax assets due to its history of losses.
Sonder is subject to income taxes in the United States and foreign jurisdictions in which we do business. Foreign jurisdictions have different statutory tax rates than those in the United States. Additionally, certain of our foreign earnings may also be taxable in the United States. Accordingly, our effective tax rate is subject to significant variation due to several factors, including variability in our pre-tax and taxable income and loss and the mix of jurisdictions to which they relate, intercompany transactions, changes in how we do business, changes in our deferred tax assets and liabilities and their valuation, foreign currency gains and losses, changes in statutes, regulations, case law, and other laws and accounting rules in various jurisdictions, and relative changes of expenses or losses for which tax benefits are not recognized. Additionally, our effective tax rate can vary based on the amount of pre-tax income or loss.
Sonder recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
Sonder recognizes interest and penalties, if any, related to income tax matters as a component of income tax expense.
Recently issued accounting pronouncements not yet adopted
Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. Sonder has early adopted ASU 2020-06 beginning January 1, 2021, and the adoption did not have a significant impact on its consolidated financial statements.
Recently Issued Accounting Pronouncements
The Jumpstart Our Business Startups Act of 2012 and the SEC’s Division of Corporation Finance’s Financial Reporting Manual (FRM) paragraph 10230.1 permit an emerging growth company to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies until those standards would otherwise apply to private companies. As an emerging growth company (EGC), Sonder has elected to take advantage of this extended transition period for certain new accounting standards.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which has subsequently been amended by ASUs 2018-01, 2018-10, 2018-11, 2018-20, 2019-01, 2019-10, 2020-05, 2021-05, and 2021-09. The guidance requires the recognition of right of use (ROU) assets and lease liabilities for substantially all leases under U.S. GAAP. The guidance retains a distinction between finance leases and operating leases, and the classification criteria for distinguishing between finance leases and operating leases are substantially similar to that under previous U.S. GAAP. The expense recognition and cash flow treatment arising from either a finance lease or operating lease by a lessee have not changed significantly from previous U.S. GAAP. For operating leases, a lessee is required to do the following: (i) recognize a ROU asset and a lease liability, initially measured at the present value of the lease payments, on the consolidated balance sheets; (ii) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis; and (iii) classify all cash payments within operating activities in the statement of cash flows. ASU 2016-02 is effective for public entities and employee benefit plans that file or furnish financial statements with or to the SEC for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and all other entities for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, except for employee benefit plans that file or furnish financial statements with or to the SEC or not-for-profit entities. Early application is allowed. In November 2019, the FASB issued amended guidance which defers the effective date for EGCs for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The adoption of this standard is expected to have a material impact on Sonder’s consolidated financial statements, with the most significant effects related to the recognition of new ROU assets and lease liabilities on Sonder’s consolidated balance sheets for its real estate operating leases and providing significant new disclosures about Sonder’s leasing activities. Sonder is currently evaluating the impact ASU 2016-13 will have on its consolidated balance sheet, consolidated statement of operations, and consolidated statement of cash flows.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which has subsequently been amended by ASUs 2018-19, 2019-05, 2019-10 and 2019-11. The guidance changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance replaces the current ‘incurred loss’ model with an ‘expected loss’ approach. This generally will result in the earlier recognition of allowances for losses and requires increased disclosures. ASU 2016-13 is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years and is effective for all other entities for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. Sonder is currently evaluating the impact ASU 2016-13 will have on its consolidated financial position, results of operations, and cash flows.
Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Basis of Presentation	Basis of PresentationThe financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”). Unless otherwise stated the financial statements and notes to the financial statements presented herein relate to the Company and its subsidiaries (legal acquirer) and not to Sonder Holdings Inc and its subsidiaries (legal acquiree).
Emerging Growth Company	Emerging Growth CompanySection 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
Net Loss Per Common Share	Net Loss Per Common ShareAs of December 31, 2021, the Company had two classes of shares, which are referred to as Class A common stock and Class F common stock. Net loss per common share is computed utilizing the two-class method. The two-class method is an earnings allocation formula that determines earnings per share separately for each class of common stock based on an allocation of undistributed earnings per the rights of each class. Net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, plus to the extent dilutive the incremental number of shares of common stock to be issued in connection with the conversion of shares of the Company’s Class F common stock, par value $0.0001 per share (the “Class F common stock”) or to settle warrants, as calculated using the treasury stock method. During 2021 and 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company under the treasury stock method. As a result, diluted loss per common share is the same as basic loss per common share for the period.
Concentration of Credit Risk	Concentration of Credit RiskFinancial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Financial Instruments	Financial Instruments The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.
Deferred Offering Costs
Deferred Offering Costs
The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” Offering costs were $25,363,020 (including $24,750,000 in underwriters’ fees) consisting principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and were charged to stockholders’ equity upon the completion of the Public Offering. Since the Company is required to classify the warrants as derivative liabilities, offering costs totaling $918,141 are reflected as an expense in the statements of operations.AS of December 31, 2020, $285,941 of offering costs were deferred on the balance sheet

Redeemable Common Stock
Redeemable Common Stock
As discussed in Note 3, all of the 45,000,000 shares of Common Stock sold as part of the Units in the Public Offering contained a redemption feature which allowed for the redemption of such public shares in connection with the Company’s liquidation, if there was a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation. In accordance with ASC 480, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, as of December 31, 2021, the Company’s amended and restated certificate of incorporation provided that the Company would not redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001.
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.
Accordingly, as of December 31, 2021, 45,000,000 public shares are classified outside of permanent equity at their redemption value.

Use of Estimates	Use of EstimatesThe preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Organizational Expenses	Organizational Expenses Organizational expenses include certain professional fees. These costs are expensed as incurred. For the period from July 21, 2020 (inception) through December 31, 2020, the Company has incurred organizational expenses of $4,000 related to the formation of the entity.
Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. At December 31, 2021 and 2020, the Company had deferred tax assets of $519,023 and $10,231 related to net operating loss carry forwards and startup costs. The Company’s net operating losses will expire beginning 2040. Management has provided a full valuation allowance of the deferred tax asset.
FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
The Company is incorporated in the State of Delaware and is required to pay franchise taxes to the State of Delaware on an annual basis.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with and the credit quality of the financial institutions with which it invests.
Investments and Cash Held in Trust Account
Investments and Cash Held in Trust Account
As of December 31, 2021, the Company had $450,063,407 in the Trust Account which could be utilized for Business Combinations. As of December 31, 2021, the Trust Account consisted of treasury bills.
The Company's portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. The Company's investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the condensed balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income from investments held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.
Warrant Liability
Warrant Liability
The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheet. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized in the Company’s statements of operations. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements based on current operations of the Company. The impact of any recently issued accounting standards will be re-evaluated on a regular basis where the impact could be material. The Company does not believe the consummation of the Business Combination will have a material impact on the Company’s financial statements.